Financial Instruments and Risk Management	3 Months Ended
Mar. 31, 2026
Financial Instruments and Risk Management [abstract]
Financial Instruments and Risk Management
22.	Financial Instruments and Risk Management

Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from deposits with banks and outstanding other receivables and finance receivables. The Company trades only with recognized, creditworthy third parties.

The Company does not hold any collateral as security for its outstanding finance receivables but mitigates this risk by dealing only with what management believes to be financially sound counterparties and, accordingly, does not anticipate significant loss for non-performance. The loans are secured by real estate properties, and the Company is granted a first or second collateral charge mortgage on the properties for a sum equal to the interest payments plus the principal amount. The Company performs assessments on factors such as timing of payments, loan to value, communications with the borrower and external macro factors such as interest rates and economic conditions to mitigate risks.

Liquidity risk

Liquidity risk is the risk the Company will not be able to meet its financial obligations as they come due. The Company’s exposure to liquidity risk is dependent on the Company’s ability to raise additional financing to meet its commitments and sustain operations. The Company mitigates liquidity risk by management of working capital, cash flows, the issuance of share capital and if desired, the issuance of debt. The Company’s trade and other payables and notes payables are all due within twelve months from the date of these financial statements.

If unanticipated events occur that impact the Company’s ability to carry out the planned clinical trials, the Company may need to take additional measures to increase its liquidity and capital resources, including issuing debt or additional equity financing or strategically altering the business forecast and plan. In this case, there is no guarantee that the Company will obtain satisfactory financing terms or adequate financing. Failure to obtain adequate financing on satisfactory terms could have a material adverse effect on the Company’s results of operations or financial condition.

Market risk

Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: foreign currency risk, interest rate risk and other price risk.

●	Foreign currency risk

Foreign currency risk arises with financial instruments that are denominated in a currency other than the functional currency in which they are measured. The Company’s primary exposure with respect to foreign currencies is from Canadian dollar denominated cash, investments and trade and other payables. A 1% change in the foreign exchange rates would not have any significant impact on the condensed consolidated interim financial statements.

●	Interest rate risk

Interest rate risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company does not have any material long-term borrowings outstanding subject to variable interest rates. Therefore, the Company is not exposed to interest rate risk as at March 31, 2026.

●	Other price risk

Other price risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from interest rate risk or currency risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. The Company is not exposed to other price risks as at March 31, 2026.

Fair values

The carrying values of cash, other receivables (excluding sales tax recoverable), trade and other payables, and notes payable approximate fair values due to the short-term nature of these items, or they are being carried at fair value or, for notes payable, interest payables and convertible debentures are close to the current market rates. The risk of material change in fair value is not considered to be significant. The Company does not use derivative financial instruments to manage this risk.

Financial instruments recorded at fair value on the condensed consolidated interim statements of financial position are classified using a fair value hierarchy that reflects the significance of the inputs used in making the measurements. The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest-level input significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

●	Level 1 – Unadjusted quoted prices as at the measurement date for identical assets or liabilities in active markets.

●	Level 2 – Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

●	Level 3 – Significant unobservable inputs that are supported by little or no market activity. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist. A financial instrument is classified to the lowest level of the hierarchy for which a significant input has been considered in measuring fair value. Investments are measured using level 1 and level 2 inputs. Digital assets, warrant liabilities and derivative liabilities are measured using level 2 inputs. During the three months ended March 31, 2026, there were no transfers of amounts between levels.